JPMorgan 100 U.S. Treasury Securities Money Market Fund Investment Objectives and Goals - Agency Shares [Member] - JPMorgan 100 U.S. Treasury Securities Money Market Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: Agency/VPIXX
Objective [Heading]	The Fund’s Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income while maintaining liquidity and stability of principal.